Loss per share - Summary of Loss Per Share (Detail) - EUR (€) € / shares in Units, € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Earnings per share [abstract]
Loss attributable to ordinary equity holders of the Company	€ (38,811)	€ (246,913)
Weighted average number of ordinary shares outstanding (in shares)	267,178,771	235,430,660
Basic loss per share (in EUR per share)	€ (0.15)	€ (1.05)	[1]
Diluted loss per share (in EUR per share)	€ (0.15)	€ (1.05)	[1]

[1]	Refer to Note 2.3.2 for details regarding the restatement of comparative figures as a result of changes in accounting policies